Revenue from Contracts With Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	REVENUE FROM CONTRACTS WITH CUSTOMERS
The Company adopted ASU 2014-09, Revenue from Contracts with Customers (ASC 606) and subsequent ASUs clarifying the guidance on October 1, 2018, using the modified retrospective method of adoption. Under this approach, prior year results are not required to be restated. Adoption of this standard did not change the timing or pattern of revenue recognition and a cumulative-effect adjustment was not recorded upon adoption. As a result, comparative disclosures for operating results for calendar year 2018 is not applicable because implementing the new standard did not change the timing or pattern of revenue recognition.
The Company recognizes revenue from contracts with customers to depict the transfer of goods or services to customers at an amount it expects to be entitled to in exchange for those goods or services. Washington Gas sells natural gas and distribution services to residential, commercial, industrial and governmental customers through regulated tariff rates approved by regulatory commissions in the jurisdictions where it operates. Customers are billed monthly based on regular meter readings. Customer billings are based on two main components: (i) a fixed service fee and (ii) a variable fee based on usage. For customers who choose to purchase their natural gas from Washington Gas, the bill will include a usage based charge for the cost of the commodity. Revenue is recognized over time as the natural gas is delivered or as the service is performed. As meter readings are performed on a cycle basis, Washington Gas recognizes accrued revenue for any services rendered to its customers but not billed at month-end. The tariff sales are generally considered daily or “at-will” contracts as customers may cancel their service at any time (subject to notification requirements in the tariff), and revenue generally represents the amount Washington Gas is entitled to invoice. There are certain contracts that have terms of one year or longer. For these contracts, revenue is recognized based on the amount Washington Gas is entitled to bill the customer.
Customers have the choice to purchase natural gas from competitive service providers. Washington Gas charges the competitive service providers balancing fees to manage the natural gas transportation imbalances. Where regulations require, Washington Gas issues customers a consolidated bill to include the natural gas supplied by the competitive service providers and distribution of natural gas. Washington Gas recognizes revenue only for distribution services that it has provided to the customer, and the balancing fees for the services provided to the competitive service provider.
We disaggregate revenue by type of service. The following table disaggregates revenue for the calendar year ended December 31, 2019 and three months ended December 31, 2018:

Disaggregated Revenue by Type of Service
(In millions)	Calendar Year Ended December 31, 2019	Three Months Ended December 31, 2018
Revenue from contracts with customers
Gas and transportation sales
Gas sold and delivered	$975.8	$303.2
Gas delivered for others	270.7	74.3
Other	46.5	12.5
Other revenues	5.6	1.5
Total revenue from contracts with customers	$1,298.6	$391.5
Other sources of revenue
Revenue from alternative revenue programs (a)	$19.6	$9.1
Leasing revenue (b)	0.7	0.2
Other	11.8	1.3
Total revenue from other sources	32.1	10.6
Total Operating Revenue	$1,330.7	$402.1
(a) Washington Gas has determined that the Utility's RNA,WNA, and CRA billing adjustment mechanisms and APRPs are alternative revenue programs and accounted for under ASC Topic 980.
(b) For the calendar year ended December 31, 2019, revenue generated from Washington Gas lessor operating leases was accounted for under ASC Topic 842, Leases. For the three months ended December 31, 2018, revenue generated from Washington Gas lessor operating leases was accounted for under ASC Topic 840, Leases. See Note 3 — Leases for further information on leases.
Washington Gas accrues unbilled revenues for gas delivered, but not yet billed at the end of each accounting period due to our customer billing cycles. “Unbilled revenues” represent performance obligations that have been satisfied and to which Washington Gas has an unconditional right to payment, except for contract assets related to Washington Gas’ area-wide contract, which requires project acceptance by federal government for the right to payment to occur. At December 31, 2019 and 2018, contract assets of $44.2 million and $85.3 million, respectively, have been recorded for financed projects within “Unbilled revenues” on the balance sheets. Washington Gas did not have any contract liabilities at December 31, 2019 and 2018. The Company does not have transaction price amounts allocated to future performance obligations. The Company applies the practical expedient available under ASC Topic 606 and does not disclose information about the remaining performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts for which revenue is recognized at the amount to which the Company has the right to invoice for performance completed, and (iii) contracts with variable consideration that is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation.